Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation and Principles of Consolidation The consolidated financial statements were prepared in conformity with accounting principles generally accepted in the US (“GAAP”).
Principles of Consolidation	The consolidated financial statements comprise the financial statements of WillScot Mobile Mini and its subsidiaries that it controls due to ownership of a majority voting interest. Subsidiaries are fully consolidated from the date of acquisition, being the date on which the Company obtains control, and continue to be consolidated until the date when such control ceases. The financial statements of the subsidiaries are prepared for the same reporting period as WillScot Mobile Mini. All intercompany balances and transactions are eliminated.
Reclassification	Reclassifications Certain reclassifications have been made to prior year financial statements to conform to the current year presentation.
Accounting Estimates
Accounting Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in these consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid instruments with a maturity of three months or less when purchased to be cash equivalents.
Trade Receivables and Allowance for Credit Losses
Trade Receivables and Allowance for Credit Losses
The Company is exposed to credit losses from trade receivables. The Company assesses each customer’s ability to pay for the products it leases or sells by conducting a credit review. The credit review considers expected billing exposure and timing for payment and the customer’s established credit rating. The Company performs its credit review of new customers at inception of the customer relationship and for existing customers when the customer transacts after a defined period of dormancy. The Company also considers contract terms and conditions, country risk and business strategy in the evaluation.
The Company monitors ongoing credit exposure through an active review of customer balances against contract terms and due dates. The Company may employ collection agencies and legal counsel to pursue recovery of defaulted receivables. The allowance for credit losses reflects the estimate of the amount of receivables that the Company will be unable to collect based on historical write-off experience and, as applicable, current conditions and reasonable and supportable forecasts that affect collectability. This estimate is sensitive to changing circumstances, including changes in the economy or in the particular circumstances of individual customers. Accordingly, the Company may be required to increase or decrease its allowances.
Specifically identifiable lease revenue receivables and sales receivables not deemed probable of collection are recorded as a reduction of revenue. The remaining provision for credit losses is recorded as selling, general and administrative expenses.
Concentration of Credit Risk	The Company’s trade accounts receivable subject the Company to potential concentrations of credit risk. The Company performs on-going credit evaluations of its customers. Receivables related to sales are generally secured by the product sold to the customer. The Company generally has the right to repossess its rental units in the event of non-payment of receivables relating to the Company’s leasing operations.
Inventories
Inventories
Inventories consist of raw materials, supplies, and finished units for sale. Inventories are measured at the lower of cost or net realizable value based on the weighted-average cost. The cost includes expenditures incurred in acquiring the inventories, production or conversion costs, and other costs incurred in bringing them to their existing location and condition.

Rental Equipment and Property, Plant and Equipment
Rental Equipment
Rental equipment is comprised of modular space and portable storage units held for rent or on rent to customers and value-added products and services (“VAPS”) which are in use or available to be used by customers. Rental equipment is measured at cost less accumulated depreciation and impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. Costs of improvements and conversions of rental equipment are capitalized when such costs extend the useful life of the equipment or increase the rental value of the unit. Costs incurred for equipment to meet a particular customer specification are either capitalized and depreciated over the lease term taking into consideration the residual value of the asset or charged to the customer at the beginning of the lease and expensed as incurred. Maintenance and repair costs are expensed as incurred.
Depreciation is computed using the straight-line method over estimated useful lives, as follows:

	Estimated Useful Life	Residual Value
Modular space units	10 - 30 years	20 - 55%
Portable storage units	7 - 30 years	20 - 55%
VAPS and other related rental equipment	1 - 10 years	0%
Property, Plant and Equipment
Property, plant and equipment is measured at cost less accumulated depreciation and impairment losses.
The Company capitalizes external costs and directly attributable internal costs to acquire or create internal use software incurred subsequent to the completion of the preliminary project stage. Costs associated with post-implementation activities are expensed as incurred. The Company evaluates implementation costs incurred in a cloud computing arrangement that is a service contract as described in Cloud Computing Arrangements below.
Land is not depreciated. Leasehold improvements are amortized over the lease term. Assets leased under finance leases are depreciated over the shorter of the lease term or their useful life, unless it is reasonably certain that the Company will obtain ownership by the end of the lease term. Maintenance and repair costs are expensed as incurred.
Depreciation is computed using the straight-line method over estimated useful lives as follows:

Estimated Useful Life
Buildings and leasehold improvements	10 - 40 years
Vehicles, machinery, and equipment	3 - 30 years
Furniture and fixtures	3 - 10 years
Software	3 - 10 years
Impairment of Long-Lived Assets
When circumstances indicate the carrying amount of long-lived assets in a held-for-use asset group may not be recoverable, the Company evaluates the assets for potential impairment using internal projections of undiscounted cash flows resulting from the use and eventual disposal of the assets. Events or changes in circumstances that may necessitate a recoverability evaluation include, but are not limited to, adverse changes in the regulatory environment or an expectation it is more likely than not that the asset will be disposed of before the end of its previously estimated useful life. If the carrying amount of the assets exceeds the undiscounted cash flows, an impairment expense is recognized for the amount by which the carrying amount of the asset group exceeds its fair value (subject to the carrying amount not being reduced below fair value for any individual long-lived asset that is determinable without undue cost and effort).
Consistent with the provisions of Leases (Topic 842) ("ASC 842"), the Company assesses whether any operating lease asset impairment exists in accordance with the measurement guidance in Accounting Standard Codification ("ASC") 360, Property Plant and Equipment.

Cloud Computing Arrangements
Cloud Computing Arrangements
In accordance with ASU 2018-15, Goodwill and Other – Internal-Use Software (Subtopic 350-40) (“ASC 350-40"), the Company evaluates implementation costs incurred in a cloud computing arrangement that is a service contract under the internal-use software framework. Costs related to preliminary project activities and post implementation activities are expensed as incurred. Costs incurred in the development stage are generally capitalized as other assets. Amortization expense is calculated on a straight-line basis over the contractual term of the cloud computing arrangement and recorded as selling, general and administrative expense.
Purchase Accounting
Purchase Accounting
The Company accounts for acquisitions of businesses under the acquisition method. Under the acquisition method of accounting, the Company records assets acquired and liabilities assumed at their respective estimated fair values on the date of acquisition. Goodwill is measured as the excess of the fair value of the consideration transferred over the fair value of the identifiable net assets and is assigned to the Company's reporting units that are expected to benefit from the acquisition. When appropriate, our estimates of the fair values of assets and liabilities acquired include assistance from independent third-party valuation firms. Valuations are finalized as soon as practicable, but not later than one year from the acquisition date. Any subsequent changes to purchase price allocations result in a corresponding adjustment to goodwill. Transaction costs are expensed in the acquisition of a business.
Long-lived assets (principally rental equipment), goodwill and other intangible assets generally represent the largest components of our acquisitions. Rental equipment is valued utilizing a market approach or a replacement cost approach. Intangible assets are recognized at their estimated fair values as of the date of acquisition and generally consist of customer relationships and trade names. Determination of the estimated fair value of intangible assets requires judgment. The estimated fair value of customer relationships is determined based on estimates and judgments regarding discounted future after-tax earnings and cash flows arising from lease renewals and new lease arrangements expected from customer relationships. The fair value of trade name intangible assets is determined utilizing the relief from royalty method. Under this form of the income approach, a royalty rate based on observed market royalties is applied to projected revenue supporting the trade name and discounted to present value.
Acquisitions of assets and liabilities that do not meet the definition of a business are accounted for as asset acquisitions. An asset acquisition is accounted for by allocating the cost of the acquisition to the individual assets acquired and liabilities assumed on a relative fair value basis. Goodwill is not recognized in an asset acquisition. Any consideration in excess of net assets acquired is allocated to qualifying acquired assets on a relative fair value basis. The Company measures the fair value of assets acquired utilizing observable market transaction data for comparable assets or recent purchase prices. Transaction costs are considered a component of the cost of an asset acquisition.

Evaluation of Goodwill Impairment
Evaluation of Goodwill Impairment
The Company performs its annual impairment test of goodwill at the reporting unit level as of October 1, as well as during any reporting period in which events or changes in circumstances occur that, in management’s judgment, may constitute triggering events under ASC 350-20, Intangibles – Goodwill and Other, Testing Goodwill for Impairment. The Company performs its assessment of goodwill utilizing either a qualitative or quantitative impairment test. The qualitative impairment test assesses company-specific, industry, market and general economic factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. If the Company concludes that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, or elects not to use the qualitative impairment test, a quantitative impairment test is performed. The quantitative impairment test involves a comparison of the estimated fair value of a reporting unit to its carrying amount.
Determining the fair value of a reporting unit is judgmental in nature and involves the use of significant estimates and assumptions. These estimates and assumptions include revenue growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates, value of net operating losses, future economic and market conditions and determination of appropriate market comparables. Management bases fair value estimates on assumptions it believes to be reasonable but that are unpredictable and inherently uncertain. Actual future results may differ from these estimates.
If the carrying amount of the reporting unit exceeds the calculated fair value of the reporting unit, an impairment charge would be recognized for the excess of carrying value over fair value, not to exceed the amount of goodwill allocated to that reporting unit.

Intangible Assets Other than Goodwill
Intangible Assets Other than Goodwill
Intangible assets that are acquired by the Company and determined to have an indefinite useful life are not amortized but are tested for impairment at least annually. The Company’s indefinite-lived intangible assets consist of the Williams Scotsman and Mobile Mini trade names. The Company performs its assessment of indefinite-lived intangible assets utilizing either a qualitative or quantitative impairment test. When utilizing a quantitative impairment test, the Company calculates fair value using a relief-from-royalty method. This method is used to estimate the cost savings that accrue to the owner of an intangible asset who would otherwise have to pay royalties or license fees on revenues earned through the use of the asset. If the carrying amount of the indefinite-lived intangible asset exceeds its fair value, an impairment charge would be recorded to the extent the recorded indefinite-lived intangible asset exceeds the fair value.
Other intangible assets that have finite useful lives are measured at cost less accumulated amortization and impairment losses, if any. Amortization is recognized in profit or loss over the estimated useful lives of the intangible asset.
Retirement Benefit Obligation
Retirement Benefit Obligation
The Company provides benefits to certain of its employees under defined contribution benefit plans. The Company’s contributions to these plans are generally based on a percentage of employee compensation or employee contributions. These plans are funded on a current basis. For its US and Canada employees, the Company sponsors defined contribution benefit plans that have discretionary matching contribution and profit-sharing features.
Stock-Based Compensation
Stock-Based Compensation
Prior to the Merger, stock awards were granted under the WillScot Corporation 2017 Incentive Award Plan (the "2017 Incentive Plan"), which included Restricted Stock Awards ("RSAs") and Restricted Stock Units. On June 24, 2020, WillScot's stockholders approved the WillScot Mobile Mini 2020 Incentive Award Plan ("2020 Incentive Plan") to take effect pending completion of the Merger and, as a result, all future incentive awards are granted under the 2020 Incentive Plan. The 2020 Incentive Plan is administered by the Compensation Committee. Under the 2020 Incentive Plan, the Compensation Committee may grant an aggregate of 6,488,988 shares of Common Stock in the form of non-qualified stock options, incentive stock options, stock appreciation rights, RSAs, RSUs, performance compensation awards and stock bonus awards. Stock-based payments, including the grant of stock options, RSAs and RSUs, are subject to service-based vesting requirements, and expense is recognized on a straight-line basis over the vesting period. Forfeitures are accounted for as they occur.
Stock-based compensation expense includes grants of stock options, time-based RSUs ("Time-Based RSUs") and performance-based RSUs ("Performance-Based RSUs", together with Time-Based RSUs, the "RSUs"). RSUs are recognized in the financial statements based on their fair value. In addition, stock-based payments to non-executive directors include grants of RSAs. Time-Based RSUs and RSAs are valued based on the intrinsic value of the difference between the exercise price, if any, of the award and the fair market value of WillScot Mobile Mini's Common Stock on the grant date. Performance-Based RSUs are valued based on a Monte Carlo simulation model to reflect the impact of the Performance-Based RSUs market condition. The probability of satisfying a market condition is considered in the estimation of the grant-date fair value for Performance-Based RSUs and the compensation cost is not reversed if the market condition is not achieved, provided the requisite service has been provided.
RSAs cliff vest in a one year period. Time-Based RSUs vest ratably over a period of four years. Certain Performance-Based RSUs cliff vest based on achievement of the relative total stockholder return ("TSR") of the Company's Common Stock as compared to the TSR of the constituents in an Index at the grant date over the performance period of three years. For certain 2023, 2022, and 2021 grants, the TSR of the Company's Common Stock is compared to the TSR of the constituents in the S&P 400 index. The target number of RSUs may be adjusted from 0% to 200% based on the TSR attainment levels defined by the Compensation Committee. The 100% target payout is tied to performance at the 50% percentile, with a payout curve ranging from 0% (for performance less than the 25% percentile) to 200% (for performance at or above the 85% percentile). For grants in 2020 and prior, the TSR of the Company's Common Stock is compared to the TSR of constituents in the Russell 3000 index. The target number of RSUs may be adjusted from 0% to 150% based on the TSR attainment levels defined by the Compensation Committee. The 100% target payout is tied to performance at the 50% percentile, with a payout curve ranging from 0% (for performance less than the 25% percentile) to 150% (for performance at or above the 75% percentile). Vesting is also subject to continued service requirements through the vesting date.
For 555,790 Performance-Based RSUs granted in 2021, the awards cliff vest based on achievement of specified share prices of the Company's Common Stock at annual measurement dates over performance periods of 4.5 years to 4.8 years. The target number of RSUs may be adjusted from 0 to 1,333,334 based on the stock price attainment levels defined by the Company's Compensation Committee. The 555,790 RSU target payout is tied to a stock price of $47.50, with a payout ranging from 0 RSUs (for a stock price less than $42.50) to 1,333,334 RSUs (for a stock price of $60.00 or greater).
Stock options vest in tranches over a period of four years and expire ten years from the grant date. The fair value of each stock option award on the grant date is estimated using the Black-Scholes option-pricing model with the following assumptions: expected dividend yield, expected stock price volatility, weighted-average risk-free interest rate and weighted-average expected term of the options. The volatility assumption used in the Black-Scholes option-pricing model was based on a blend of peer group volatility and Company trading history as the Company did not have a sufficient trading history as a stand-alone public company to rely exclusively on its own trading history. Future calculations may use the Company trading history. Additionally, due to an insufficient history with respect to stock option activity and post-vesting cancellations, the expected term assumption was based on the simplified method under GAAP, which is based on the vesting period and contractual term for each tranche of awards. The mid-point between the weighted-average vesting term and the expiration date is used as the expected term under this method. The risk-free interest rate used in the Black-Scholes model is based on the implied US Treasury bill yield curve at the date of grant with a remaining term equal to the Company’s expected term assumption. WillScot Mobile Mini has never declared or paid a cash dividend on common shares.

Foreign Currency Translation and Transactions
Foreign Currency Translation and Transactions
The Company’s reporting currency is the US Dollar (“USD”). Exchange rate adjustments resulting from foreign currency transactions are recognized in profit or loss, whereas effects resulting from the translation of financial statements are reflected as a component of accumulated other comprehensive loss, which is a component of shareholders’ equity.
The assets and liabilities of subsidiaries whose functional currency is different from the USD are translated into USD at exchange rates at the reporting date and income and expenses are translated using average exchange rates for the respective period.
Exchange rate adjustments resulting from transactions in foreign currencies (currencies other than the Company entities’ functional currencies) are remeasured to the respective functional currencies using exchange rates at the dates of the transactions and are recognized in currency (gains) losses on the consolidated statements of operations.
Foreign exchange gains and losses arising from a receivable or payable to a consolidated Company entity, the settlement of which is neither planned nor anticipated in the foreseeable future, are considered to form part of a net investment in the Company entity and are included within accumulated other comprehensive loss.

Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
The Company utilizes derivative financial instruments to manage its exposure to fluctuations in interest rates on variable rate debt and currency exchange rates. The Company does not use derivatives for trading or speculative purposes.
The Company records derivatives on the balance sheet at fair value within prepaid expenses and other current assets and other non-current assets (if in an unrealized gain position) or within accrued liabilities and other non-current liabilities (if in an unrealized loss position). If a derivative is designated as a cash flow hedge and meets the highly effective threshold, the changes in the fair value of derivatives are recorded in accumulated other comprehensive loss. Amounts reported in accumulated other comprehensive loss related to the cash flow hedges are reclassified to earnings when the hedged item impacts earnings. For any derivative instruments not designated as hedging instruments, changes in fair value would be recognized in earnings in the period that the change occurs. The Company assesses, both at the inception of the hedge and on an ongoing quarterly basis, whether the derivatives designated as cash flow hedges are highly effective in offsetting the changes in cash flows of the hedged items. In the consolidated statements of cash flows, cash inflows and outflows related to derivative instruments are presented based on the underlying nature of the hedged items.
The use of derivative financial instruments carries certain risks, including the risk that the counterparties to these contractual arrangements are not able to perform under the agreements. To mitigate this risk, the Company enters into derivative financial instruments only with counterparties with high credit ratings and with major financial institutions. The Company does not anticipate that any of the counterparties will fail to meet their obligations.

Revenue Recognition and Shipping Costs
Revenue Recognition
A performance obligation is a promise in a contract to transfer a distinct good or service to the customer. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied.
Leasing and Services Revenue
The majority of revenue is generated by rental income subject to the guidance in ASC 842. The remaining revenue is generated by performance obligations in contracts with customers for services or sale of units subject to the guidance in Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606) ("ASC 606").
Leasing Revenue
Income from operating leases is recognized on a straight-line basis over the lease term. The Company's lease arrangements can include multiple lease and non-lease components. Examples of lease components include, but are not limited to, the lease of modular space and portable storage units and VAPS. Examples of non-lease components include, but are not limited to, the delivery, installation, maintenance, and removal services commonly provided in a bundled transaction with the lease components. Arrangement consideration is allocated between lease deliverables and non-lease components based on the relative estimated selling (leasing) price of each deliverable. Estimated selling (leasing) price of the lease deliverables is based upon the estimated stand-alone selling price of the related performance obligations using an adjusted market approach.
When leases and services are billed in advance, recognition of revenue is deferred until services are rendered. If equipment is returned prior to the contractually obligated period, the excess, if any, between the amount the customer is contractually required to pay over the cumulative amount of revenue recognized to date is recognized as incremental revenue upon return.
Rental equipment is leased primarily under operating leases. Rental contracts with customers are generally based on a 28‑day or monthly rate and billing cycle. Operating lease minimum contractual terms generally range from 1 month to 60 months and our leases are customarily renewable on a month-to-month basis after their initial term. Operating lease minimum contractual terms for modular space products, excluding ground level offices, averaged approximately 10 months for the year ended December 31, 2023. The rental continues until cancelled by the Company or the customer. The Company records changes in estimated collectability directly against leasing revenue.
The Company may use third parties to satisfy its performance obligations, including both the provision of VAPS and other services. To determine whether it is the principal or agent in the arrangement, the Company reviews each third-party relationship on a contract-by-contract basis. The Company is considered an agent when its role is to arrange for another entity to provide the VAPS and other services to the customer. In these instances, the Company does not control the rental unit or service before it is provided and the risk of performance is held by the third party. The Company is considered the principal when it controls the VAPS or other services prior to transferring control to the customer and retains the risk of performance. WillScot Mobile Mini may be a principal in the fulfillment of some leasing contracts and services elements and an agent for other elements within the same contract. Revenue is recognized on a gross basis when the Company is the principal in the arrangement and on a net basis when it is the agent.
Services Revenue
The Company generally has three non-lease service-related performance obligations in its contracts with customers:
•Delivery and installation of the modular or portable storage unit;
•Maintenance and other ad hoc services performed during the lease term; and
•Removal services that occur at the end of the lease term.
Consideration is allocated to each of these performance obligations within the contract based upon their estimated relative standalone selling prices using an adjusted market approach. Revenue from these activities is recognized as the services are performed.
Sales Revenue
Sales revenue is generated by the sale of new and rental units. Revenue from the sale of new and rental units is generally recognized at a point in time upon the transfer of control to the customer, which occurs when the unit is delivered and installed in accordance with the contract. Sales transactions constitute a single performance obligation.
Other Matters
The Company's non-lease revenues do not include material amounts of variable consideration, other than the variability noted for services arrangements expected to be performed beyond a twelve-month period.
The Company's payment terms vary by the type and location of its customer and the product or services offered. The time between invoicing and when payment is due is not significant. While the Company may bill certain customers in advance, its contracts do not contain a significant financing component based on the short length of time between upfront billings and the performance of contracted services. For certain products, services, or customer types, the Company requires payment before the products or services are delivered to the customer. At December 31, 2023, current deferred revenue and customer deposits included deferred revenue of $222.5 million and customer deposits of $2.0 million, respectively. At December 31, 2022, current deferred revenue and customer deposits included deferred revenue of $195.8 million and customer deposits of $8.0 million, respectively.
Revenue is recognized net of sales tax billed to customers, which is subsequently remitted to governmental authorities.
Shipping Costs
The Company includes third-party costs to deliver rental equipment to customers in costs of leasing and services and cost of sales.

Leases as Lessee
Leases as Lessee
The Company leases real estate for certain of its branch offices, administrative offices, rental equipment storage properties, vehicles and equipment, and administrative operations. The Company determines if an arrangement is or contains a lease at inception. Leases are classified as either finance or operating at inception of the lease, with classification affecting the pattern of expense recognition in the income statement. Short-term leases, defined as leases with an initial term of 12 months or less, are not recorded on the balance sheet. Lease expense for short-term leases is recognized on a straight-line basis over the lease term.
The Company has leases that contain both lease and non-lease components and has elected, as an accounting policy, to not separate lease components and non-lease components. Right of use ("ROU") assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The lease liability is calculated as the present value of the remaining minimum rental payments for existing leases using either the rate implicit in the lease or, if none exists, the Company's incremental borrowing rate, as the discount rate. The Company uses its incremental borrowing rate at commencement date in determining the present value of lease payments for those leases where the implicit rate is not known. The Company's incremental borrowing rate is a hypothetical rate based on its understanding of what would be the Company's secured credit rating. Variable lease payments are expensed in the period in which the obligation for those payments is incurred. Variable lease payments include payments for common area maintenance, real estate taxes, management fees and insurance.
Many of the Company’s real estate lease agreements include one or more options to extend the lease, which are not included in the minimum lease terms unless the Company is reasonably certain it will exercise the option. Additionally, the Company’s leases do not generally include options to terminate the lease prior to the end of the lease term. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Advertising and Promotion
Advertising and Promotion
Advertising and promotion costs, which are expensed as incurred, were $10.5 million, $8.5 million and $7.6 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
The Company records deferred tax assets to the extent it believes that it is more likely than not that these assets will be realized. In making such determination, the Company considers all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies and recent results of operations. Valuation allowances are recorded to reduce the deferred tax assets to an amount that will more likely than not be realized.
The Company assesses the likelihood that each of the deferred tax assets will be realized. To the extent management believes realization of any deferred tax assets is not likely, the Company establishes a valuation allowance. When a valuation allowance is established or there is an increase in an allowance in a reporting period, tax expense is generally recorded in the Company’s consolidated statement of operations. Conversely, to the extent circumstances indicate that a valuation allowance is no longer necessary, that portion of the valuation allowance is reversed, which generally reduces the Company’s income tax expense.
Deferred tax liabilities are recognized for the income taxes on the undistributed earnings of wholly-owned foreign subsidiaries unless such earnings are indefinitely reinvested, or will only be repatriated when possible to do so at minimal additional tax cost. Income tax relating to items recognized directly in equity is recognized in equity and not in profit (loss) for the year.
In accordance with applicable authoritative guidance, the Company accounts for uncertain income tax positions using a benefit recognition model with a two-step approach; a more-likely-than-not recognition criterion; and a measurement approach that measures the position as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement. If it is not more-likely-than-not that the benefit of the tax position will be sustained on its technical merits, no benefit is recorded. Uncertain tax positions that relate only to timing of when an item is included on a tax return are considered to have met the recognition threshold. The Company classifies interest on tax deficiencies and income tax penalties within income tax expense.
The Company accounts for any impacts of the Global Intangible Low-Taxed Income ("GILTI") in the period in which they are incurred.

Fair Value Measurements
Fair Value Measurements
The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The inputs are prioritized into three levels that may be used to measure fair value. See further discussion of the levels in Note 15.

Warrants
Warrants
The Company accounted for warrants in accordance with applicable accounting guidance provided in ASC 815-40, Contracts in Entity's Own Equity, as either derivative liabilities or as equity instruments depending on the specific terms of the warrant agreements. In periods subsequent to issuance, warrants classified as liabilities were subject to remeasurement at each balance sheet date and transaction date with changes in the estimated fair values of the common stock warrant liabilities and gains and losses on extinguishment of common stock warrant liabilities reported in the consolidated statements of operations.
Segment Reporting
Segment Reporting
In January 2024, the Company completed the unification of its go-to market structure by integrating its modular and storage divisions under a single leadership team organized by geography, achieving local product unification within each metropolitan statistical area and the ability to consistently deliver its portfolio of solutions to its entire customer base. In connection with this change in operating model, the Company realigned the composition of its operating and reportable segments to reflect how its Chief Operating Decision Maker reviews financial information to allocate resources to and assess performance of the segments. As a result, the Company concluded that its two operating segments (US and Other North America) are aggregated into one reportable segment as the operating segments share similar economic characteristics (e.g., comparable gross margins and comparable adjusted earnings before interest, taxes, depreciation and amortization margins) and similar qualitative characteristics as the operating segments offer similar products and services to similar customers, use similar methods to distribute products and are subject to similar competitive risks.

Recently Issued Accounting Standards
Recently Issued and Adopted Accounting Standards
Recently Issued Accounting Standards
ASU 2023-07. Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
In November 2023, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures ("ASU 2023-07"). ASU 2023-07 expands the breadth and frequency of segment disclosures, requiring disclosure of (i) significant segment expenses, (ii) other segment items, (iii) the chief operating decision maker's title and position, (iv) how the chief operating decision maker uses the reported measures of a segment's profit or loss and (v) interim disclosure of all segment profit, loss and asset disclosures currently required annually. ASU 2023-07 clarifies that a public entity may report one or more measures of segment profit or loss and requires that single reportable segment entities provide all required segment disclosures. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted.
ASU 2023-09. Income Taxes (Topic 740): Improvements to Income Tax Disclosures
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures ("ASU 2023-09"). ASU 2023-09 requires entities to disclose more detailed information in their reconciliation of their statutory tax rate to their effective tax rate. Public business entities (PBEs) are required to provide this incremental detail in a numerical, tabular format, while all other entities will do so through enhanced qualitative disclosures. The ASU also requires entities to disclose more detailed information about income taxes paid, including by jurisdiction; pretax income (or loss) from continuing operations; and income tax expense (or benefit). ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted.
Recently Adopted Accounting Standards
ASU 2021-08. Business Combinations (Topic 815): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
In October 2021, the FASB issued Accounting Standards Update No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers ("ASU 2021-08"). ASU 2021-08 requires that an acquirer recognize and measure contract assets and liabilities acquired in a business combination in accordance with FASB Accounting Standards Codification 606, Revenue from Contracts with Customers ("ASC 606"). The Company adopted ASU 2021-08 on January 1, 2023 on a prospective basis. The adoption of ASU 2021-08 did not have a material impact on the Company's financial statements or related disclosures.